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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                        700 12TH STREET, N.W., SUITE 900
                              WASHINGTON, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4615

                                  March 1, 2006

VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re: BB&T Variable Insurance Funds: Files Nos. 333-121205 and 811-21682 Post-Effective Amendment No. 2

Ladies and Gentlemen:

      On behalf of BB&T Variable Insurance Funds and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 2 to BB&T Variable Insurance Funds' Registration Statement on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by BB&T for five years.

      The purpose of this filing is to (1) update shareholder information, (2) to incorporate disclosure regarding portfolio managers in response to new regulatory requirements, (3) to change the name of the BB&T Large Cap Value VIF to the BB&T Large Cap VIF, and (4) to revise disclosure regarding the BB&T Large Cap Value VIF's investment strategies and risks.

      Financial information will be added by post-effective amendment prior to the effectiveness of this filing on May 1, 2006.

      If you have any questions concerning this filing, please call me at (202) 508-4615.

                                                     Sincerely,

                                                     /s/ Katherine Milin
                                                     ---------------------------
                                                     Katherine Milin